Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Fees and commissions receivable
Payment services	£ 568	£ 551
Credit and debit card fees	350	346
Lending and financing	397	382
Brokerage	99	52
Investment management, trustee and fiduciary services	185	162
Underwriting fees	93	88
Other	18	27
Total	1,710	1,608
Fees and commissions payable	(393)	(368)
Net fees and commissions	1,317	1,240
Operating segment
Fees and commissions receivable
Net fees and commissions	1,317	1,240
Retail Banking
Fees and commissions receivable
Payment services	191	176
Credit and debit card fees	207	203
Lending and financing	8	8
Brokerage	68	19
Investment management, trustee and fiduciary services	2	1
Other	10	5
Total	486	412
Fees and commissions payable	(221)	(199)
Net fees and commissions	265	213
Retail Banking | Operating segment
Fees and commissions receivable
Net fees and commissions	265	213
Private Banking
Fees and commissions receivable
Payment services	19	20
Credit and debit card fees	10	10
Lending and financing	4	4
Brokerage	6	5
Investment management, trustee and fiduciary services	148	126
Other	3	2
Total	190	167
Fees and commissions payable	(12)	(8)
Net fees and commissions	178	159
Private Banking | Operating segment
Fees and commissions receivable
Net fees and commissions	178	159
Commercial & Institutional
Fees and commissions receivable
Payment services	358	355
Credit and debit card fees	133	133
Lending and financing	385	370
Brokerage	25	28
Investment management, trustee and fiduciary services	27	25
Underwriting fees	93	88
Other	19	28
Total	1,040	1,027
Fees and commissions payable	(169)	(162)
Net fees and commissions	871	865
Commercial & Institutional | Operating segment
Fees and commissions receivable
Net fees and commissions	871	865
Central items & other
Fees and commissions receivable
Investment management, trustee and fiduciary services	8	10
Other	(14)	(8)
Total	(6)	2
Fees and commissions payable	9	1
Net fees and commissions	3	3
Central items & other | Operating segment
Fees and commissions receivable
Net fees and commissions	£ 3	£ 3